Provision for taxes, civil and labor risks (Tables)	12 Months Ended
Dec. 31, 2017
Provision for taxes, civil and labor risks
Schedule of provisions
	December 31,
	2017	2016

Taxes	1.9	5.2
Civil	48.7	48.8
Labor	22.6	22.4

	73.2	76.4

Schedule of changes in taxes, civil and labor provisions

Total

Balance at December 31, 2015	81.8

Provisions recognized	53.7
Utilized provisions	(59.1)

Balance at December 31, 2016	76.4

Provisions recognized	78.4
Utilized provisions	(81.6)

Balance at December 31, 2017	73.2

Schedule of amounts of claims for which no provision recorded
	December 31,
	2017	2016

Taxes	80.6	41.8
Civil	23.3	8.5
Labor	133.3	45.5

	237.2	95.8